Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about other intangible assets

(€ million)	Capitalized development expenditures	Patents, concessions and licenses	Other intangible assets	Total
Gross carrying amount at January 1, 2024	36,786	1,007	4,238	42,031
Additions	4,150	82	454	4,686
Divestitures	(150)	(20)	(707)	(877)
Change in scope of consolidation	230	(2)	35	263
Transfer to Assets held for sale	—	—	(1)	(1)
Translation differences and other changes	677	23	92	792
At December 31, 2024	41,693	1,090	4,111	46,894
Additions	3,452	80	412	3,944
Divestitures	(1,368)	(81)	(151)	(1,600)
Change in scope of consolidation	3	(1)	60	62
Translation differences and other changes	(1,563)	(202)	(123)	(1,888)
At December 31, 2025	42,217	886	4,309	47,412
Accumulated amortization and impairment losses at January 1, 2024	19,211	634	1,561	21,406
Amortization	2,149	98	211	2,458
Impairment losses and asset write-offs	693	1	—	694
Divestitures	(156)	(19)	(28)	(203)
Change in scope of consolidation	(30)	—	3	(27)
Translation differences and other changes	159	5	23	187
At December 31, 2024	22,026	719	1,770	24,515
Amortization	2,094	94	271	2,459
Impairment losses and asset write-offs	6,190	3	615	6,808
Divestitures	(1,373)	(79)	(12)	(1,464)
Change in scope of consolidation	(1)	(2)	(3)	(6)
Translation differences and other changes	(418)	(166)	(25)	(609)
At December 31, 2025	28,518	569	2,616	31,703
Carrying amount at December 31, 2024	19,667	371	2,341	22,379
Carrying amount at December 31, 2025	13,699	317	1,693	15,709